Segment Information - Revenue from Operating Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 5,625	$ 7,211
Net revenues	5,960	7,540
Eliminations and other
Segment Reporting Information [Line Items]
Net revenues	(78)	(113)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	5,625	7,213
Net revenues	5,696	7,273
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,577	3,706
Industrial Activities [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	602	774
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,037	2,308
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	901	1,201
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(492)	(776)
Financial services [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	0
Net revenues	$ 413	$ 440